Note 6 - Term Loans Payable (Tables)	9 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about short-term loans payable [text block]
	December 31, 2024	March 31, 2024
Loan payable on demand, unsecured with 10% interest per annum, no fixed term	$5,000	$5,000
Loan payable on October 4, 2025, secured, with 9%-11.35% interest per annum	539,552	1,133,520

Total payable	$544,552	$1,138,520
Short-term portion	544,552	1,138,520
Long-term portion	$-	$-